UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2010
                                                    ------------------

Check here if Amendment [  ]: Amendment Number:
                                                ----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      028-13756
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China           November 15, 2010
--------------------------           --------------           -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               ------------------
Form 13F Information Table Entry Total:                 9
                                               ------------------
Form 13F Information Table Value Total:             $170,462
                                               ------------------
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               KEYWISE CAPITAL MANAGEMENT LIMITED
                                                             FORM 13F
                                                Quarter Ended September 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                               CLASS                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                               -----                    ---------   -------   ---  ----  ----------   -----    ---------------------
NAME OF ISSUER                 TITLE            CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            SPONSORED ADR   009411109   8,537   1,442,095   SH            SOLE               1,442,095
CHINA LODGING GROUP LTD       SPONSORED ADR   16949N109   9,979     425,201   SH            SOLE                 425,201
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104  32,773   2,522,910   SH            SOLE               2,522,910
EXCEED COMPANY LTD                 SHS        G32335104   3,324     446,225   SH            SOLE                 446,225
NATIONAL OILWELL VARCO INC         COM        637071101  26,353     592,600   SH            SOLE                 592,600
PROSHARES TR                  XIN CH25 NEW    74347X567   3,902     120,647   SH            SOLE                 120,647
SPREADTRUM COMMUNICATIONS IN       ADR        849415203  22,379   1,855,600   SH            SOLE               1,855,600
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100  49,624   4,893,838   SH            SOLE               4,893,838
YINGLI GREEN ENERGY HLDG CO        ADR        98584B103  13,591     982,000   SH            SOLE                 982,000
